Income Taxes - Schedule of Income Before Income Tax, Domestic and Foreign (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loss before income taxes	$ (6,956,815)	$ (5,678,419)
U.S [Member]
Loss before income taxes	(5,397,049)	(5,171,150)
International [Member]
Loss before income taxes	$ (1,559,766)	$ (507,269)